Cash and Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Aug. 31, 2018
Cash and Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents, and Restricted Cash

Cash and cash equivalents, and restricted cash at the end of reporting year end as shown in the combined and consolidated statements of cash flows can be reconciled to the related items in the consolidated balance sheets as follow:

	As of August 31,
	2016	2017	2018
	RMB	RMB	RMB
Cash and cash equivalents	356,018	1,883,000	3,153,852
Restricted cash	6,433	13,662	10,229

Total	362,451	1,896,662	3,164,081